Significant accounting policies - Depreciation and Amortization (Details)	12 Months Ended
Dec. 31, 2018
Network infrastructure and equipment | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
ESTIMATED USEFUL LIFE	2 years
Network infrastructure and equipment | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
ESTIMATED USEFUL LIFE	40 years
Buildings | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
ESTIMATED USEFUL LIFE	5 years
Buildings | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
ESTIMATED USEFUL LIFE	50 years
Software | Bottom of range
Disclosure of detailed information about intangible assets [line items]
ESTIMATED USEFUL LIFE	2 years
Software | Top of range
Disclosure of detailed information about intangible assets [line items]
ESTIMATED USEFUL LIFE	12 years
Customer relationships | Bottom of range
Disclosure of detailed information about intangible assets [line items]
ESTIMATED USEFUL LIFE	3 years
Customer relationships | Top of range
Disclosure of detailed information about intangible assets [line items]
ESTIMATED USEFUL LIFE	26 years
Program and feature film rights | Top of range
Disclosure of detailed information about intangible assets [line items]
ESTIMATED USEFUL LIFE	5 years